Share-Based Payments - Amendments to Warrants (Details) - Warrants - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments
Vesting period		3 years
Reduction in share based compensation expense due to change in accounting estimate	$ 0.4